FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 24	SFr 15	SFr 29
Net gains/(losses) of which related to credit risk - on assets	2	0	11
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	638	1,198	2,696
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	304	397	268
Net gains/(losses) of which related to credit risk - on assets	2	1	2
Loans
Gains (losses) on financial instruments
Net gains/(losses)	443	510	908
Net gains/(losses) of which related to credit risk - on assets	(13)	(181)	26
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	519	489	892
Net gains/(losses) of which related to credit risk - on assets	133	(106)	111
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(22)	(10)	(29)
Net gains/(losses) of which related to credit risk - on liabilities	0	0	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(43)	(58)	(612)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	98	(687)	(50)
Net gains/(losses) of which related to credit risk - on liabilities	2	0	8
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(3,005)	(2,294)	(8,501)
Net gains/(losses) of which related to credit risk - on liabilities	0	11	(5)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	171	(20)	92
Net gains/(losses) of which related to credit risk - on liabilities	71	(15)	50
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	24	15	29
Net gains/(losses) of which related to credit risk - on assets	2	0	11
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	638	1,198	2,696
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	304	397	268
Net gains/(losses) of which related to credit risk - on assets	2	1	2
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	443	510	908
Net gains/(losses) of which related to credit risk - on assets	(13)	(181)	26
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	519	489	892
Net gains/(losses) of which related to credit risk - on assets	133	(106)	111
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(22)	(10)	(29)
Net gains/(losses) of which related to credit risk - on liabilities	0	0	1
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(43)	(58)	(612)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	98	(687)	(50)
Net gains/(losses) of which related to credit risk - on liabilities	2	0	8
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,644)	(2,349)	(7,950)
Net gains/(losses) of which related to credit risk - on liabilities	0	11	(5)
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	171	(20)	92
Net gains/(losses) of which related to credit risk - on liabilities	SFr 71	SFr (15)	SFr 50